Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Description of Plan [Line Items]
Schedule of Participants Vested in Company Matching and Profit-Sharing Contributions	Company matching and profit sharing contributions for employees hired after that date vest in the same time frame as shown below:

Vested
Service	Percentage
Less than 2 years	0%
2 years but less than 3 years	25
3 years but less than 4 years	50
4 years but less than 5 years	75
5 years or more	100